Taxation - Operating Loss Carryforward Expiration (Details) - Foreign Tax Authority $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 4,800
Expiring 2036
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	419
Expiring 2037
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	752
Expiring 2038
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	899
Expiring 2039
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	0
Expiring 2040
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	1,222
Expiring 2041
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 1,498